Restricted Cash and Short Term Deposits (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 405,586,000	$ 486,426,000
Less: Amounts included in current restricted cash and short-term deposits	(252,843,000)	(332,033,000)	$ (276,289,000)	$ (222,265,000)
Long-term restricted cash	152,743,000	154,393,000	$ 176,029,000	$ 175,550,000
Return Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	96,763,000	82,863,000
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	151,957,000	174,597,000
Lessor VIEs
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	114,976,000	176,428,000
Office lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	786,000	777,000
Bank guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	43,000	691,000
Margin loan | Line of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	33,413,000	33,413,000
$1.125 billion facility | Interest-bearing Deposits
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	7,648,000	17,657,000
Secured Debt | Line of Credit | $1.125 billion facility
Restricted Cash and Cash Equivalents Items [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,125,000,000	$ 1,125,000,000